Summary of Significant Accounting Policies - Research and Development Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 30, 2016	Oct. 25, 2015	Oct. 26, 2014
Research and Development Expenses
Research and development expense	$ 34.7	$ 32.0	$ 29.9